Retirement Class Prospectus | State Farm Small Cap Index Fund
STATE FARM SMALL CAP INDEX FUND (RSIOX) (RSITX) (RSIHX)
Investment Objective:
The State Farm Small Cap Index Fund (the "Small Cap Index Fund" or the "Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class Prospectus State Farm Small Cap Index Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class Prospectus State Farm Small Cap Index Fund	R-1	R-2	R-3
Management fees	0.35%	0.35%	0.35%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.37%	1.17%	0.87%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class Prospectus State Farm Small Cap Index Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	139	434	750	1,646
R-2	119	372	644	1,420
R-3	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
              Northern Trust Investments, Inc. ("Northern Trust"), sub-adviser to the Small Cap Index Fund, seeks to achieve investment performance for the Small Cap Index Fund that is similar to the Russell 2000 Index.

              The Russell 2000 Index is an index of 2,000 small companies that is created by taking the largest 3,000 companies traded in the U.S. and eliminating the largest 1,000 of those companies.

              Northern Trust pursues its investment objective by investing in companies contained in the Russell 2000 Index based upon replication and optimization modeling techniques.

              Under normal operating conditions, Northern Trust seeks to invest at least 80% of the Fund's total assets primarily in the common stocks of companies included in the Russell 2000 Index, in weights that approximate the relative composition of the securities contained in the index.

Northern Trust may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
               Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.  The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Smaller Company Size Risk.  The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
  Indexing Risk.  This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.  Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund’s sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund’s sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 20.43%, during the second quarter of 2009. Worst quarter: -26.32%, during the fourth quarter of 2008.
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Russell 2000 Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - Retirement Class Prospectus State Farm Small Cap Index Fund	1-Year	5-Year	Since Inception		Inception Date
R-1	(5.35%)	(1.11%)	3.62%	[1]	Sep. 13, 2004
R-2	(5.13%)	(0.93%)	3.82%	[1]	Sep. 13, 2004
R-3	(4.88%)	(0.60%)	4.15%	[1]	Sep. 13, 2004
Russell 2000 Index (reflects no deduction for fees, expenses or taxes.)	(4.18%)	0.15%	5.04%	[1]	Sep. 13, 2004
[1]	9/13/2004 to 12/31/2011